Digital Assets - Schedule of Group Generated Bitcoins Primarily through Mining Services (Details) - Bitcoin BTC [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Group Generated Bitcoins Primarily Through Mining Services [Line Items]
Opening balance	$ 1,085	$ 436
Receipt of digital assets from mining services	1,790	1,190
Receipt of digital assets from hosting services	450
Purchases of digital assets	7,001
Conversions among digital assets and stablecoins	(2,641)	(662)
Borrowed from third party / repaid to a third party	(130)	121
Others	18
Ending balance	$ 7,573	$ 1,085